Note 3 - Fair Value Measurements (Details) - Summary of the Valuation Techniques for Fair Value of Preferred Stock Warrant Liabilities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 30, 2013	Dec. 31, 2011	Jan. 01, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	$ 623,672	$ 685,213		$ 580,187	$ 602,188	$ 623,672	$ 646,844
	$ 0.06		$ 0.53
	76.00%	83.00%
Preferred Stock Warrant Liabilities [Member] | Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
		$ 0.04						$ 0.04
Preferred Stock Warrant Liabilities [Member] | Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
		$ 0.44						$ 0.44
Preferred Stock Warrant Liabilities [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	$ 623,672	$ 685,213						$ 623,672
		$ 0.06						$ 0.06
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
$ 0.04
	70.62%	74.20%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
$ 0.44
	84.23%	91.60%